Related Party Transactions - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Nov. 27, 2017 USD ($) vessel $ / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares $ / d	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel	May 31, 2017	Nov. 30, 2016	Aug. 31, 2014 pool
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares			2,155,172
Shares issued, price per share (in dollars per share) | $ / shares			$ 2.32
Proceeds from equity offerings, net of offering costs				$ 0	$ 8,521,000	$ 7,558,000
Total revenues				755,763,000	431,178,000	550,543,000
Reimbursement of Manager's crewing and manning costs				18,570,000	19,717,000
Working capital advanced to Pool Managers				$ 39,663,000	49,103,000
Minimum threshold for payment of performance fee to Manager (in dollars per share) | $ / shares				$ 3.2
Percentage of performance fee payable on Gross Cash Available for Distribution				20.00%
Performance fees				$ 0	0	0
Percentage of commercial services fee				1.25%
Pool receivable from affiliates				$ 56,549,000	15,550,000
Minimum
Related Party Transaction [Line Items]
Fixed amount of management fee chargeable per vessel payable per day | $ / d				275
Maximum
Related Party Transaction [Line Items]
Fixed amount of management fee chargeable per vessel payable per day | $ / d				350
Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Percentage of voting interests acquired							50.00%
Number of commercially managed tanker pools | pool									4
Revenue Sharing Arrangements
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers				$ 34,900,000	45,100,000
RSA Participants
Related Party Transaction [Line Items]
Pool receivable from affiliates				56,500,000	15,600,000
Lay-up Services
Related Party Transaction [Line Items]
Total revenues				0	33,000	$ 302,000
Number of vessels | vessel						2
Other Income
Related Party Transaction [Line Items]
Total revenues				1,019,000	1,939,000	$ 0
Other Income | Entities Under Common Control
Related Party Transaction [Line Items]
Total revenues				0	1,772,000	5,482,000
Technical management fee revenue
Related Party Transaction [Line Items]
Total revenues				13,811,000	7,666,000	0
Payable to Manager
Related Party Transaction [Line Items]
Reimbursement of Manager's crewing and manning costs				7,600,000	8,700,000
Vessels Hire | RSA Participants | Aframax Tankers
Related Party Transaction [Line Items]
Expenses due to hiring vessels				$ 28,400,000	$ 14,100,000	$ 13,100,000
Teekay LNG Operating LLC | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage								30.00%
TIL
Related Party Transaction [Line Items]
Business acquisition, share price per share agreed (in dollars per share) | $ / shares	$ 1.7
Percentage of voting interests acquired		88.70%
Shares issued, price per share (in dollars per share) | $ / shares		$ 1.7
TIL | Aframax Tankers
Related Party Transaction [Line Items]
Number of vessels | vessel	6
TIL | Class A
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares	88,977,544	88,977,544
Purchase price consideration	$ 151,300,000	$ 151,300,000
Business acquisition, share price per share agreed (in dollars per share) | $ / shares	$ 1.70	$ 1.70
TIL | Class A | Teekay Corporation
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares	8,250,000
Private Placement | Class A | Teekay Corporation
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares			2,155,172
Shares issued, price per share (in dollars per share) | $ / shares			$ 2.32
Proceeds from equity offerings, net of offering costs			$ 5,000,000
Entities Under Common Control | Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Percentage of voting interests acquired									50.00%